INCOME TAX EXPENSES (Tables)	6 Months Ended
Jun. 30, 2026
Income Tax Disclosure [Abstract]
SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE BENEFIT

The income tax provision consists of the following components:

	For the six-month period ended June 30,
	2025	2026	2026
	SGD’000	SGD’000	USD’000
Current income tax expense:
Singapore	20	811	627
Foreign jurisdictions	-	-	-
Total current income tax expense	20	811	627
Deferred income tax expense/(benefit):
Current year	-	-	-
Foreign jurisdictions	-	-	-
	-	-	-
Income Tax Expense	20	811	627

Effective tax rate	(2.5)%	32.3%	32.3%

SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION

	For the six-month period ended June 30,
	2025		2026		2026
	SGD’000%		SGD’000%		US$’000%
Income before tax expenses:	(812)		2,511		1,940

Tax at Singapore statutory income tax rate of 17%	(138)	17.0	427	17.0	330	17.0
Reconciling item:

Tax effect of non-deductible expenses	158	(19.5)	384	15.3	297	15.3

Income tax expense and effective tax rate	20	(2.5)	811	32.3	627	32.3

SCHEDULE OF INCOME TAXES PAID, NET OF REFUNDS RECEIVED

Income taxes paid, net of refunds received, consisted of the following:

	For the six-month period ended June 30,
	2025	2026	2026
	SGD’000	SGD’000	US$’000
Singapore	70	284	219
Foreign jurisdictions	-	-	-
Total	70	284	219